Financial Instruments (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Financial Instruments
Balance, beginning of the year	$ 106,443
Additional allowance	121,793	111,528
Amounts collected	(66,902)
Amounts used	(32,203)	(5,085)
Balance, end of year	$ 129,131	$ 106,443